Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	3,250,000
Proposed Maximum Offering Price per Unit	2.2375
Maximum Aggregate Offering Price	$ 7,271,875.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,004.25
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock which become issuable under the Veru Inc. 2018 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration by Veru Inc. (the "Registrant") which results in an increase in the number of the outstanding shares of the Registrant's Common Stock. (2) For the purpose of computing the registration fee, the Registrant has used $2.2375 as the average of the high and low prices of the Common Stock as reported on May 6, 2026 on the NASDAQ Capital Market for the offering price per share, in accordance with Rule 457(c) and (h) under the Securities Act. The actual offering price will be determined in accordance with the terms of the Plan.